Related Party Transactions	6 Months Ended
Jun. 30, 2019
Related Party Transactions
Related Party Transactions

12.          Related Party Transactions

The Company enters into transactions with affiliates of Refinitiv which are considered to be related party transactions. The Company also enters into transactions with affiliates of the Bank Stockholders. Prior to the Reorganization Transactions, the Bank Stockholders were considered to be related parties of the Company. As a result of the Reorganization Transactions, they are no longer considered to be related parties. As a result, the related party transactions listed below include transactions with affiliates of Refinitiv for all periods presented and only includes transactions with affiliates of the Bank Stockholders for pre-IPO periods.

At June 30, 2019 and December 31, 2018, the following balances with such affiliates were included in the consolidated statements of financial condition in the following line items (in thousands):

	Successor	Successor
	June 30, 2019	December 31, 2018
Cash and cash equivalents	$—	$283,790
Receivables from brokers and dealers and clearing organizations	—	3,332
Deposits with clearing organizations	—	500
Accounts receivable	—	40,730
Receivable from affiliates	2,849	3,243
Other assets	—	9
Payable to brokers and dealers and clearing organizations	—	2,404
Deferred revenue	4,772	9,151
Payable to affiliates	6,004	5,009

The following balances with such affiliates were included in the consolidated statements of income in the following line items (in thousands):

	Successor		Predecessor
	Three Months Ended	Six Months Ended	Three Months Ended	Six Months Ended
	June 30, 2019	June 30, 2019	June 30, 2018	June 30, 2018
Revenue:
Transaction fees (1)	$—	$59,643	$53,949	$106,867
Subscription fees (1)	—	5,670	5,961	11,181
Commissions (1)	—	16,186	11,505	23,136
Refinitiv market data fees (2)	13,385	27,001	12,081	24,318
Operating Income:(3)
Interest income	—	858	7	28

Expenses
Shared Services Fees (4) :
Technology and communications	740	1,480	740	1,480
General and administrative	191	371	180	360
Occupancy	155	310	155	310

(1)	For pre-IPO periods, represents fees and commissions from affiliates of the Bank Stockholders.
(2)

The Company maintains a market data license agreement with Refinitiv (TR in the predecessor period). Under the agreement, the Company delivers to Refinitiv certain market data feeds which Refinitiv redistributes to its customers. The Company earns license fees or royalties for these feeds.

(3)	For pre-IPO periods, represents interest income from money market funds invested with and savings accounts deposited with affiliates of the Bank Stockholders.
(4)

The Company maintains a shared services agreement with Refinitiv (TR in the predecessor period). Under the terms of the agreement, Refinitiv provides the Company with certain real estate, payroll, benefits administration, insurance, content, financial reporting and tax support.

The Company reimburses affiliates of Refinitiv (TR in the predecessor period) for expenses paid on behalf of the Company for various services including salaries and bonuses, marketing, professional fees, communications, data costs and certain other administrative services. For the three and six months ended June 30, 2019, the Company reimbursed such affiliates approximately $3,211,000 and $4,238,000, respectively, for these expenses. For the three and six months ended June 30, 2018, the Company reimbursed such affiliates approximately $6,258,000 and $28,408,000, respectively, for these expenses.

The Company is indemnified by Refinitiv for any tax liabilities that existed in the entity contributed by Refinitiv as a result of the Refinitiv Contribution.  At June 30, 2019, $2,722,000 is included in other assets on the June 30, 2019 consolidated statement of financial condition related to this indemnification.

During 2014, the Company issued Class A Shares and unvested Class P-1(A) Shares to some of the Bank Stockholders as a result of a $120,000,000 capital contribution.  In connection with this investment, employees invested $5,266,000 in the Company and were issued Class C Shares and unvested Class P-1(C) Shares.  Certain Class P-1(A) Shares and Class P-1(C) Shares vested on July 31, 2018, based on a formula determined by the Company’s new credit platforms’ revenues and any remaining unvested Class P-1(A) Shares and Class P-1(C) Shares were cancelled and as a result  no contingent consideration has been recognized related to these shares subsequent to that date.  The Company recognized contingent consideration for the three months and six months ended June 30, 2018 of $19,297,000 and $29,367,000, respectively, relating to these shares, which is included in net revenue on the consolidated statements of income.